Vehicles and equipment on operating leases	12 Months Ended
Mar. 31, 2019
Vehicles and equipment on operating leases
9. Vehicles and equipment on operating leases: Vehicles and equipment on operating leases consist of the following:
	Yen in millions
	March 31,
	2018	2019
Vehicles	6,124,699	6,383,788
Equipment	13,373	14,499
Less - Deferred income and other	(203,679)	(259,124)

	5,934,393	6,139,163
Less - Accumulated depreciation	(1,352,840)	(1,428,779)
Less - Allowance for credit losses	(15,013)	(13,314)

Vehicles and equipment on operating leases, net	4,566,540	4,697,070

Rental income from vehicles and equipment on operating leases was ¥850,210 million, ¥927,443 million and ¥959,497 million for the years ended March 31, 2017, 2018 and 2019, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions
2020	805,907
2021	537,742
2022	245,145
2023	50,834
2024	9,860
Thereafter	1,983

Total minimum future rentals	1,651,471

The future minimum rentals as shown above should not be considered indicative of future cash collections.